CONCENTRATIONS OF CREDIT RISK (Details) $ in Millions	Dec. 31, 2016 USD ($)
Residential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	$ 558.9
Construction and Development Loans [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	77.3
Lessors of Nonresidential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	247.1
Lessors of Residential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	98.5
Health Care and Social Assistance [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	70.1
Construction General Contractors and Land Development [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	$ 62.5